FAIR VALUE MEASUREMENTS (Details) In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2011 Tansun USD ($)	Dec. 31, 2010 Tansun USD ($)	Dec. 31, 2012 Dimension USD ($)	Dec. 31, 2012 Dimension CNY	Dec. 31, 2011 Dimension USD ($)	Dec. 31, 2012 Contingent consideration USD ($)	Dec. 31, 2011 Contingent consideration USD ($)	Dec. 31, 2011 Contingent consideration Tansun USD ($)	Dec. 31, 2012 Contingent consideration Dimension USD ($)	Dec. 31, 2011 Contingent consideration Dimension USD ($)
Movement of financial liabilities measured at fair value with level 3 inputs on a recurring basis
Balance at the beginning of period						$ 2,822	$ 2,307	$ 2,307	$ 2,822
Addition due to acquisition							5,155			5,155
Changes in fair value						170	1,669	855	170	814
Move to consideration payable						(2,992)	(6,309)	(3,162)	(2,992)	(3,147)
Balance at the end of the period							2,822			2,822
Contingent consideration determined based on the earnings	$ 3,162	$ 3,030	$ 2,992	18,600	$ 3,147